Expense Example - Nomura Global Listed Real Assets Fund - Nomura Global Listed Real Assets Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 686
Expense Example, with Redemption, 3 Years	984
Expense Example, with Redemption, 5 Years	1,304
Expense Example, with Redemption, 10 Years	2,206
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,162
Expense Example, with Redemption, 10 Years	2,530
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	512
Expense Example, with Redemption, 5 Years	904
Expense Example, with Redemption, 10 Years	2,004
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,450
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	$ 1,335